Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Fair Value of Financial Assets
Financial assets and liabilities measured at fair value on a recurring basis in our balance sheets at December 31, 2011 and 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Debt securities:
U.S. government securities	$1,307.0	$252.3	$—	$1,559.3
States, municipalities and political subdivisions	—	2,858.4	1.7	2,860.1
U.S. corporate securities	—	7,122.5	51.6	7,174.1
Foreign securities	—	2,805.7	49.4	2,855.1
Residential mortgage-backed securities	—	900.8	—	900.8
Commercial mortgage-backed securities	—	1,358.3	29.5	1,387.8
Other asset-backed securities	—	419.4	34.4	453.8
Redeemable preferred securities	—	146.6	15.7	162.3
Total debt securities	1,307.0	15,864.0	182.3	17,353.3
Equity securities	.8	—	36.7	37.5
Derivatives	—	2.0	—	2.0
Total	$1,307.8	$15,866.0	$219.0	$17,392.8
Liabilities:
Derivatives	$—	$.1	$—	$.1
December 31, 2010
Assets:
Debt securities:
U.S. government securities	$1,081.0	$292.7	$—	$1,373.7
States, municipalities and political subdivisions	—	2,292.7	3.6	2,296.3
U.S. corporate securities	—	7,201.9	60.7	7,262.6
Foreign securities	—	2,822.4	54.9	2,877.3
Residential mortgage-backed securities	—	1,140.0	—	1,140.0
Commercial mortgage-backed securities	—	1,275.3	36.9	1,312.2
Other asset-backed securities	—	407.4	56.5	463.9
Redeemable preferred securities	—	178.5	17.8	196.3
Total debt securities	1,081.0	15,610.9	230.4	16,922.3
Equity securities	1.4	—	37.9	39.3
Derivatives	—	2.6	—	2.6
Total	$1,082.4	$15,613.5	$268.3	$16,964.2
Liabilities:
Derivatives	$—	$6.5	$—	$6.5

Changes in the Balances of Level 3 Financial Assets
The change in the balance of Level 3 financial assets during 2011 was as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$54.9	$36.9	$37.9	$138.6	$268.3
Net realized and unrealized capital gains (losses):
Included in earnings	1.0	3.4	—	(2.8)	1.6
Included in other comprehensive income	(.8)	1.9	—	2.2	3.3
Other (1)	(.9)	—	(6.4)	(4.2)	(11.5)
Purchases	35.1	—	5.5	22.7	63.3
Sales	(24.5)	—	(.3)	(18.0)	(42.8)
Settlements	(1.3)	(12.7)	—	(28.5)	(42.5)
Transfers out of Level 3, net	(14.1)	—	—	(6.6)	(20.7)	(2)
Ending balance	$49.4	$29.5	$36.7	$103.4	$219.0
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$—	$(.2)	$(.2)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
(2)    Gross transfers into Level 3 during 2011 include $11.1 million of Other financial assets. Gross transfers out of Level 3 during
2011 include $17.7 million of Other financial assets and $14.1 million of Foreign Securities.

The change in the balance of Level 3 financial assets during 2010 was as follows:

(Millions)	U.S. Corporate Securities	Foreign Securities	Other	Total
Beginning balance	$128.1	$199.0	$156.4	$483.5
Net realized and unrealized gains (losses):
Included in earnings	(.9)	8.2	4.1	11.4
Included in other comprehensive income	.1	(2.3)	27.1	24.9
Other (1)	(.8)	.5	(5.9)	(6.2)
Purchases, sales and settlements	(64.4)	(83.6)	(24.1)	(172.1)
Transfers out of Level 3, net	(1.4)	(66.9)	(4.9)	(73.2)
Ending balance	$60.7	$54.9	$152.7	$268.3
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$(.9)	$(.9)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

Carrying Value and Estimated Fair Value of Certain Financial Instruments
The carrying value and estimated fair value of certain of our financial instruments at December 31, 2011 and 2010 were as follows:

	2011		2010
(Millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Mortgage loans	$1,648.5	$1,703.7	$1,509.8	$1,526.1
Liabilities:
Investment contract liabilities:
With a fixed maturity	34.6	34.9	41.7	42.7
Without a fixed maturity	543.9	559.4	511.5	510.9
Long-term debt	3,977.7	4,643.1	4,382.5	4,728.9

Separate Account Financial Assets
Separate Accounts financial assets at December 31, 2011 and 2010 were as follows:

	2011				2010
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$1,079.1	$2,817.8	$—	$3,896.9	$1,059.7	$2,524.9	$56.0	$3,640.6
Equity securities	936.0	—	—	936.0	1,231.9	—	—	1,231.9
Derivatives	—	(5.0)	—	(5.0)	—	.2	—	.2
Total (1)	$2,015.1	$2,812.8	$—	$4,827.9	$2,291.6	$2,525.1	$56.0	$4,872.7

(1)	Excludes $390.3 million and $422.6 million of cash and cash equivalents and other receivables at December 31, 2011 and 2010, respectively.

Changes in Balances of Level 3 Separate Account
The change in the balance of Level 3 Separate Accounts financial assets for the years ended December 31, 2011 and 2010 was as follows:

(Millions)	Debt Securities	Real Estate		Total
Balance at December 31, 2009	$97.3	$71.4		$168.7
Total losses accrued to contract holders	(60.4)	5.2		(55.2)
Purchases, sales and settlements	19.8	.2		20.0
Transfers out of Level 3	(.7)	(76.8)	(1)	(77.5)
Balance at December 31, 2010	56.0	—		56.0
Total losses accrued to contract holders	(15.6)	—		(15.6)
Purchases	.4	—		.4
Sales	(39.7)	—		(39.7)
Transfers out of Level 3	(1.1)	—		(1.1)
Balance at December 31, 2011	$—	$—		$—

(1)	The transfers out of level 3 for 2010 primarily represent real estate Separate Accounts assets that were transitioned out of our business in the second quarter of 2010.